Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
January 11, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Western Asset Variable High Income Portfolio, Legg
Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason
Western Asset Variable Money Market Portfolio)
(File Nos. 33-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 54 to the registration statement for the Trust (the “Amendment”) relating solely to its series Legg Mason Western Asset Variable High Income Portfolio, Legg Mason Western Asset Variable Adjustable Rate Income Portfolio and Legg Mason Western Asset Variable Money Market Portfolio (each, a “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until February 10, 2010, the effectiveness of Post-Effective Amendment No. 53 to the registration statement of each Fund, which was filed on November 13, 2009 pursuant to Rule 485(a) under the 1933 Act.
     Please call Alisha Telci at (617) 951-8460 or the undersigned at (617) 951-8267 with any comments or questions relating to the filing.

Sincerely,
/s/ Barry N. Hurwitz
Barry N. Hurwitz